Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Letters of guarantee and letters of credit	$ 590	$ 590
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	691	829
VAT-related
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	2,907
Withholding tax-related
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	1,703
Provisions for claims and others
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	1,511
Income tax-related
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	511
Horamar
Navios Logistics certain pre-acquisition contingencies in connection with the acquisition of Horamar	6,632
Navios Logistics obligation related to the acquisition of new dry barges
Contractual Obligation	11,448
Navios Logistics obligation related to the acquisition of three new pushboats
Contractual Obligation	17,760
Navios Logistics obligation related to the dredging of its dry port
Contractual Obligation	10,200
Navios Logistics obligation related to the acquisition of the chartered-in fleet
Contractual Obligation	$ 9,308